Commitments and Contingent Liabilities (Details) € in Millions, ¥ in Millions, $ in Millions				12 Months Ended
	Jan. 28, 2019 USD ($)	Nov. 28, 2018 USD ($)	Nov. 28, 2018 EUR (€)	Mar. 31, 2022 JPY (¥) numberOfFilers lawsuit	Mar. 31, 2022 EUR (€) lawsuit	Mar. 31, 2021 JPY (¥)	Dec. 31, 2013 lawsuit
Disclosure of contingent liabilities [line items]
Contractual commitments for acquisition of property, plant and equipment				¥ 14,159
Contractual commitments for acquisition of intangible assets				1,568,029
Income taxes payable				200,918		¥ 145,203
Aggregate provisions for legal and other disputes				¥ 42,869		¥ 73,395
Irish Revenue Authority assessment
Disclosure of contingent liabilities [line items]
Tax assessment | €			€ 398
Taxable gain related to break fee | $		$ 1,635.0
Income taxes payable | €					€ 491
TRINTELLIX
Disclosure of contingent liabilities [line items]
Notices received, number of filers | numberOfFilers				16
Lawsuits resolved before trial, number of filers | numberOfFilers				10
Trial, number of filers | numberOfFilers				6
ADYNOVATE
Disclosure of contingent liabilities [line items]
Damages awarded | $	$ 155.2
ACTOS Antitrust Litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit							2
U.S. | ACTOS
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit				6,400	6,400
Outside the U.S. | ACTOS
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit				3	3